ANNUAL REPORT

July 31, 1996


INVESCO
SMALL
COMPANY
FUND

A no-load fund seeking
long-term capital growth

INVESCO FUNDS

Market Overview                                                   August 1996
      Over  the  first  seven   months  of  1996,   the   securities   markets
have been exceptionally attentive to figures: Gross Domestic Product, unemployment, and earnings growth. Each announcement of fresh data has sent the stock market and other securities market indexes moving in a new direction.
      Based on a moderate economic expansion, the stock market advanced 9.60% for the year-to-date as of 5/31/96. But, as expectations of economic vigor grew, investors began to see the likelihood of accelerating inflation. This in turn made action by the Federal Reserve Board appear more probable -- hikes in short-term interest rates. In June, the stock market advanced a mere 0.40%; in July, the index declined sharply.(1),(2)
      Since 1994 the Federal Reserve Board has actively manipulated short-term rates, seeking to maintain economic expansion without sparking inflation. Recently, there has been some indication that the Fed may allow a slightly higher level of inflation before tightening credit availability; however, their overall strategy is unlikely to alter in the near-term, given an impending presidential election and the recent reappointment of Alan Greenspan as Fed chairman.
      According to the Bureau of Labor Statistics, less than 200,000 new jobs were created in July 1996. While inflation is still considered a threat by some analysts, the most recent unemployment figure was low enough to convince the markets that the Fed would not launch a preemptive strike against inflation in the summer. In addition, earnings reports from a variety of industries were convincingly strong. Stocks and bonds subsequently rallied.

INVESCO Small Company Fund
      As the line graph illustrates, for the period from inception through 7/31/96, the value of a $10,000 investment in INVESCO Small Company Fund, plus reinvested dividends and capital gain distributions, would have risen to $12,665. The chart and other total return figures cited reflect the fund's operating expenses, but the index does not have expenses, which would, of course, have lowered its performance.(2)
      For the one-year period ended 7/31/96, INVESCO Small Company Fund had a total return of 6.47%, compared to a total return of 7.02% for smaller-capitalization stocks, as measured by the Russell 2000 and 16.45% for the broader market as represented by the S&P 500. (Of course, past performance is not a guarantee of future results.)(1),(2)

                              Small Company Fund
                       Average Annualized Total Return
                               as of 7/31/96(2)

                    1 year                              6.47%
                    -----------------------------------------
                    Since Inception (12/93)             9.26%
                    -----------------------------------------

      Throughout 1995, smaller-cap stocks lagged the broader market. While past performance is not a guarantee of future results, over the 12 months ended 12/31/95, the Russell 2000 Index of smaller-cap stocks advanced 28.45%, compared to 37.46% for the S&P 500. Small-caps overtook the broad market over the first five months of this year, when the Russell 2000 had a total return of 15.09%, versus 9.60% for the S&P 500. Summer signalled a downturn for both large- and smaller-cap equities, quickly followed by an August rally.(1),(2)

Graph:      Small   Company   Fund   Total   Return   from    Inception(12/93)
            through 07/31/96

      This line graph compares the value of a $10,000 investment in INVESCO Small Company Fund to the value of a $10,000 investment in the Russell 2000 Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (12/1/93) through 7/31/96.

      1996's turbulent market has been challenging for investors. Various sectors have outperformed during different periods; while Small Company Fund is managed with an eye towards the long-term potential of any holding, we have adjusted our mix over the past 12 months in response to changing market conditions.
      For example, consumer cyclical stocks generally performed well over the first half of 1996. At the beginning of this year, we had already overweighted fund holdings in this area. Retail in particular has proven a profitable area for the fund over the past months.

Graph:      Small  Company  Fund   Diversification   by  Value  of  Total  Net
            Assets

      This graph reflects the allocation of the Small Company Fund's portfolio as a percentage of total net assets in basic materials, capital goods and construction, consumer cylical, consumer staples, energy, finance, technology, transportation and services, utilities, and cash and cash equivalents as of 1/31/95, 7/31/95 and 7/31/96.

      More recently, we have trimmed positions in these stocks, in anticipation of a cyclical market shift towards companies with predictable steady earnings growth within the consumer staples area. Newer holdings here include medical-related companies such as ADAC Laboratories and Advanced Technology Laboratories, as well as OEC Medical Systems, which provides medical instruments. Interest-rate sensitive stocks have underperformed the market this year. Prices were driven down by the apparent likelihood of short-term interest rate increases. Mid-summer, it became clear the Federal Reserve Board was not poised to act near-term. Recently, we have increased our allocation in carefully selected financial stocks. Over the past year, we have opened positions in banking stocks, including Cal Fed Bancorp, Cullen Frost Bankers, USBANCORP

Inc,  and  Zions  Bancorp.   Fremont  General  and  NAC  Re  are  new  to  our
insurance holdings.
      Despite the summer correction, technology remains a key component of our overall strategy. In preference to more speculative industries such as computer hardware -- where earnings growth is likely to slow -- we have focused holdings on areas like electronics, as well as computer services, software, and systems. Cellular telecommunications and biotechnology are additional fields of interest.

Fund Management
      INVESCO Small Company Fund is managed by Bob Slotpole, senior vice president and director of equities for INVESCO Management & Research, Inc. He earned an MBA from Stanford University, as well as a BS from the State University of New York-Buffalo. Bob began his investment career in 1975. Previously, he was associated with First Boston and Lehman Brothers.

(1)   The S&P 500 and  Russell  2000 are  unmanaged  indices  of  common  stocks
      considered   to  be   representative   of  the  broad  stock   market  and
      smaller-capitalization stock market, respectively.

(2) Total return assumes reinvestment of dividends and capital gain distributions for the periods indicated. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than when purchased.

INVESCO Diversified Funds, Inc. - Small Company Fund
Ten Largest Common Stock Holdings
July 31, 1996

Description                                                  Value
------------------------------------------------------------------
Universal Corp                                          $1,012,875
Health Management Systems                                  883,300
ICOS Corp                                                  849,325
Washington National                                        820,463
Universal Health Services Class B                          814,875
Protective Life                                            807,812
Cullen Frost Bankers                                       779,350
Measurex Corp                                              776,262
PHH Corp                                                   702,900
CCB Financial                                              672,750

Composition of holdings is subject to change.

INVESCO Diversified Funds, Inc. - Small Company Fund
Statement of Investment Securities
July 31, 1996
                                                   Shares or
                                                   Principal
Description                                           Amount             Value
------------------------------------------------------------------------------
COMMON STOCKS 100.00%
ADVERTISING 0.43%
True North Communications                             11,600      $    207,350
                                                                  ------------
AUTOMOBILE RELATED 2.23%
Borg-Warner Automotive                                10,400           364,000
Intermet Corp*                                        27,400           351,062
SPX Corp                                               5,400           134,325
Smith (A O)                                            9,700           215,825
                                                                  ------------
                                                                     1,065,212
                                                                  ------------
BANKING 7.18%
CCB Financial                                         13,000           672,750
Cal Fed Bancorp*                                      10,300           233,037
Cullen Frost Bankers                                  28,600           779,350
Deposit Guaranty                                      10,600           484,950
First Michigan Bank                                    8,025           182,576
Mark Twain Bancshares                                 13,700           506,900
USBANCORP Inc                                          8,900           294,256
Zions Bancorp                                          3,600           280,350
                                                                  ------------
                                                                     3,434,169
                                                                  ------------
BIOTECHNOLOGY 2.50%
CellPro Inc*                                          26,000           347,750
ICOS Corp*                                           128,200           849,325
                                                                  ------------
                                                                     1,197,075
                                                                  ------------
BROADCASTING 0.65%
Renaissance Communications*                            9,000           310,500
                                                                  ------------
BUILDING & CONSTRUCTION RELATED 4.20%
Granite Construction                                  20,300           428,837
Oakwood Homes                                         11,800           278,775
Pulte Corp                                            26,500           669,125
Texas Industries                                       9,400           629,800
                                                                  ------------
                                                                     2,006,537
                                                                  ------------
CHEMICALS 0.41%
Cytec Industries*                                      6,600           198,000
                                                                  ------------
COMPUTER RELATED 5.97%
Auspex Systems*                                       18,700           241,931
Boole & Babbage                                       10,200           247,350

Comshare Inc                                          12,700           220,662
Continuum Co*                                          3,100           166,625
Gerber Scientific                                     12,600           185,850
Health Management Systems                             29,200           883,300
Stratus Computer*                                     12,500           229,687
Structural Dynamics Research*                         16,700           285,987
SunGard Data Systems*                                  9,000           367,875
Technology Solutions*                                  1,200            27,000
                                                                  ------------
                                                                     2,856,267
                                                                  ------------
CONTAINERS 1.05%
AptarGroup Inc                                         7,800           259,350
West Co                                               10,400           244,400
                                                                  ------------
                                                                       503,750
                                                                  ------------
CONTROL INSTRUMENTS 2.57%
International Rectifier*                              27,000           452,250
Measurex Corp                                         28,100           776,262
                                                                  ------------
                                                                     1,228,512
                                                                  ------------
DIVERSIFIED COMPANIES 0.83%
ACX Technologies*                                     22,600           398,325
                                                                  ------------
ELECTRICAL EQUIPMENT 0.81%
Baldor Electric                                       19,450           386,569
                                                                  ------------
ELECTRONICS 4.12%
BMC Industries                                        19,300           528,337
Bell Industries                                       27,590           462,133
DII Group*                                            11,000           261,250
Moog Inc Class A Ltd Voting Shrs*                     13,300           279,300
Network Equipment Technologies*                       13,700           181,525
Sterling Electronics                                  20,535           259,254
                                                                  ------------
                                                                     1,971,799
                                                                  ------------
FINANCE RELATED 4.35%
CMAC Investment                                        8,500           487,687
Fair Issac & Co                                        7,600           301,150
Imperial Credit Industries                            10,400           304,200
Mutual Risk Management                                     1                28
PHH Corp                                              13,200           702,900
Robert Half International*                            10,000           282,500
                                                                  ------------
                                                                     2,078,465
                                                                  ------------
FOOD PRODUCTS & BEVERAGES 1.17%
International Multifoods                              33,700           560,262
                                                                  ------------
HEALTH CARE RELATED 1.70%
Universal Health Services Class B*                    31,800           814,875
                                                                  ------------

HOME FURNISHINGS 0.97%
Furniture Brands International*                       18,400           209,300
La-Z Boy Chair                                         8,900           255,875
                                                                  ------------
                                                                       465,175
                                                                  ------------
INSURANCE 5.43%
Fremont General                                       17,800           445,000
NAC Re                                                 8,600           296,700
Protective Life                                       23,500           807,812
Selective Insurance Group                              7,000           226,625
Washington National                                   29,700           820,463
                                                                  ------------
                                                                     2,596,600
                                                                  ------------
INVESTMENT BROKERS 1.20%
Alex Brown                                             3,900           182,325
Raymond James Financial                               18,800           392,450
                                                                  ------------
                                                                       574,775
                                                                  ------------
JEWELRY 0.72%
Zale Corp*                                            19,900           345,762
                                                                  ------------
MACHINERY 2.14%
Harnischfeger Industries                               8,094           250,914
IDEX Corp                                              7,200           216,000
NACCO Industries Class A                               5,100           262,012
Regal Beloit                                          18,300           292,800
                                                                  ------------
                                                                     1,021,726
                                                                  ------------
MANUFACTURING 2.04%
Fisher Scientific International                       12,700           493,712
Foamex International*                                 16,800           201,600
Varlen Corp                                           13,310           277,846
                                                                  ------------
                                                                       973,158
                                                                  ------------
MEDICAL RELATED 4.76%
ADAC Laboratories                                     13,200           255,750
Advanced Technology Laboratories*                      9,100           293,475
Invacare Corp                                         17,600           523,600
Kinetic Concepts                                      34,800           487,200
OEC Medical Systems*                                  24,600           289,050
PhyCor Inc*                                           13,925           428,194
                                                                  ------------
                                                                     2,277,269
                                                                  ------------
MEDICAL RELATED - DRUGS 0.81%
Bergen Brunswig Class A                               14,900           387,400
                                                                  ------------

METALS & MINING 2.62%
Cleveland-Cliffs Inc                                  13,400           492,450
Global Industrial Technologies*                       14,300           243,100
Lukens Inc                                            11,300           235,888
Oregon Metallurgical*                                  7,400           177,600
Zeigler Coal Holding                                   7,200           105,300
                                                                  ------------
                                                                     1,254,338
                                                                  ------------
MOTION PICTURES & TELEVISION 0.48%
Carmike Cinemas Class A*                               8,900           228,062
                                                                  ------------
OIL & GAS RELATED 4.21%
Cabot Oil & Gas Class A                               30,300           473,437
Camco International                                   12,100           391,738
Diamond Shamrock                                      17,300           480,075
Smith International*                                   8,600           288,100
Sonat Offshore Drilling                                6,600           323,400
Vintage Petroleum                                      2,500            57,813
                                                                  ------------
                                                                     2,014,563
                                                                  ------------
PAPER & PAPER PRODUCTS 1.62%
Domtar Inc                                            44,700           335,250
Rock-Tenn Co Class A                                  23,100           438,900
                                                                  ------------
                                                                       774,150
                                                                  ------------
POLLUTION CONTROL RELATED 1.55%
Sanifill Inc*                                          5,700           241,538
US Filter*                                            23,100           499,538
                                                                  ------------
                                                                       741,076
                                                                  ------------
PRINTING & PUBLISHING 2.19%
Graphic Industries                                    20,100           185,925
Media General Class A                                  7,900           226,138
Meredith Corp                                          8,400           341,250
Pulitzer Publishing                                    5,600           291,900
                                                                  ------------
                                                                     1,045,213
                                                                  ------------
REAL ESTATE RELATED 4.32%
Beacon Properties                                     11,800           309,750
Duke Realty Investments                               10,300           306,425
Gables Residential Trust SBI                           6,900           162,150
Highwoods Properties                                   5,700           157,463
Liberty Property Trust SBI                             9,900           196,763
Merry Land & Investment                                7,300           153,300
Public Storage                                        20,800           444,600
Shurgard Storage Centers Class A                       7,500           177,188
Wellsford Residential Property Trust SBI               7,400           160,950
                                                                  ------------
                                                                     2,068,589
                                                                  ------------

RECREATION RELATED 1.69%
Coachmen Industries                                   10,800           391,500
Grand Casinos*                                         7,800           146,250
Outboard Marine                                       17,300           270,313
                                                                  ------------
                                                                       808,063
                                                                  ------------
RETAIL 6.68%
Apple South                                           13,800           281,175
Applebee's International                               9,600           241,200
Carson Pirie Scott*                                   13,400           298,150
Claire's Stores                                       20,100           575,363
CompUSA Inc*                                           6,800           268,600
Gymboree Corp*                                        15,400           358,050
Pier 1 Imports                                        16,000           270,000
Ross Stores                                           13,300           392,350
ShowBiz Pizza Time*                                    9,500           138,938
Waban Inc*                                            19,600           372,400
                                                                  ------------
                                                                     3,196,226
                                                                  ------------
SAVINGS & LOAN 1.65%
ALBANK Financial                                       7,660           192,458
Astoria Financial                                     16,000           428,000
Sovereign Bancorp                                     17,330           166,801
                                                                  ------------
                                                                       787,259
                                                                  ------------
SCHOOLS 1.33%
DeVRY Inc*                                            14,600           636,925
                                                                  ------------
SEMICONDUCTOR EQUIPMENT 0.31%
Siliconix Inc*                                         8,300           149,400
                                                                  ------------
TELECOMMUNICATIONS 2.28%
Aspect Telecommunications*                             5,300           255,725
Associated Group Class A*                              6,100           149,450
Interdigital Communications*                          51,400           353,375
Octel Communications*                                 14,200           333,700
                                                                  ------------
                                                                     1,092,250
                                                                  ------------
TEXTILES & APPAREL MANUFACTURERS 2.10%
Burlington Industries*                                41,700           562,950
G & K Services Class A                                16,500           443,438
                                                                  ------------
                                                                     1,006,388
                                                                  ------------
TOBACCO 2.12%
Universal Corp                                        36,500         1,012,875
                                                                  ------------
TRANSPORTATION 1.85%
APL Ltd                                                7,300           170,638
Alaska Air Group*                                     10,800           259,200

Werner Enterprises                                    18,000           456,750
                                                                  ------------
                                                                       886,588
                                                                  ------------
UTILITIES 4.43%
Atlantic Tele-Network*                                18,000           378,000
Central Maine Power                                   17,700           212,400
CILCORP Inc                                            3,000           125,250
Commonwealth Energy Systems SBI                       10,600           243,800
IES Industries                                        13,400           395,300
Minnesota Power & Light                               12,700           350,838
ONEOK Inc                                             15,600           411,450
                                                                  ------------
                                                                     2,117,038
                                                                  ------------
WHOLESALE 0.33%
United Stationers*                                     7,600           159,600
                                                                  ------------
TOTAL INVESTMENT
   SECURITIES AT VALUE 100.00%
   (Cost $47,331,143)
   (Cost for Income
   Tax Purposes
   $47,352,849)                                                    $47,838,135
                                                                  ============

* Security is non-income producing.

See Notes to Financial Statements

INVESCO Diversified Funds, Inc. - Small Company Fund
Statement of Assets and Liabilities
July 31, 1996


ASSETS
Investment Securities at Value
   (Cost $47,331,143)                                              $47,838,135
Receivables:
   Fund Shares Sold                                                    468,786
   Dividends and Interest                                               40,848
Prepaid Expenses and Other Assets                                       25,071
                                                                  ------------
TOTAL ASSETS                                                        48,372,840
                                                                  ------------
LIABILITIES
Payables:
   Custodian                                                         1,647,562
   Distributions to Shareholders                                         6,013
   Fund Shares Repurchased                                               6,633
Accrued Expenses and Other Payables                                     19,447
                                                                  ------------
TOTAL LIABILITIES                                                    1,679,655
                                                                  ------------
Net Assets at Value                                                 46,693,185
                                                                  ============
NET ASSETS
Paid-in Capital*                                                    39,965,809
Accumulated Undistributed Net Investment
   Income                                                                4,778
Accumulated Undistributed Net Realized Gain
   on Investment Securities                                          6,215,606
Net Appreciation of Investment Securities                              506,992
                                                                  ------------
Net Assets at Value                                                 46,693,185
                                                                  ============
Net Asset Value, Offering and Redemption
   Price per Share                                                       12.19
                                                                  ============

* The Fund has 100 million authorized shares of common stock, par value of $0.01 per share, of which 3,831,339 were outstanding at July 31, 1996.

See Notes to Financial Statements

INVESCO Diversified Funds, Inc. - Small Company Fund
Statement of Operations
Year Ended July 31, 1996


INVESTMENT INCOME
INCOME
Dividends                                                             $775,309
Interest                                                               139,811
                                                                  ------------
   TOTAL INCOME                                                        915,120
                                                                  ------------
EXPENSES
Investment Advisory Fees                                               409,030
Transfer Agent Fees                                                     47,778
Administrative Fees                                                     18,180
Custodian Fees and Expenses                                             21,496
Directors' Fees and Expenses                                            10,147
Professional Fees and Expenses                                          23,370
Registration Fees and Expenses                                          47,266
Reports to Shareholders                                                  6,622
Other Expenses                                                          10,887
                                                                  ------------
   TOTAL EXPENSES                                                      594,776
   Fees and Expenses Absorbed
   by Investment Adviser                                               (2,604)
   Fees and Expenses Paid Indirectly                                   (8,286)
                                                                  ------------
   NET EXPENSES                                                        583,886
                                                                  ------------
NET INVESTMENT INCOME                                                  331,234
                                                                  ------------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENT SECURITIES
Net Realized Gain on Investment Securities                           6,672,541
Change in Net Depreciation of Investment
   Securities                                                      (2,961,051)
                                                                  ------------
NET GAIN ON INVESTMENT SECURITIES                                    3,711,490
                                                                  ------------
Net Increase in Net Assets from Operations                           4,042,724
                                                                  ============

See Notes to Financial Statements

INVESCO Diversified Funds, Inc. -- Small Company Fund
Statement of Changes in Net Assets

                                                         Year Ended July 31
                                               ---------------------------------
                                                       1996               1995

OPERATIONS
Net Investment Income                               $331,234          $151,017
Net Realized Gain on
   Investment Securities                           6,672,541           800,723
Change in Net Appreciation
   (Depreciation) of Investment
   Securities                                    (2,961,051)         3,762,809
                                               ---------------------------------
NET INCREASE IN NET
   ASSETS FROM OPERATIONS                          4,042,724         4,714,549
                                               ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                              (328,765)         (206,316)
Net Realized Gain on
   Investment Securities                         (1,179,375)                 0
                                               ---------------------------------
TOTAL DISTRIBUTIONS                              (1,508,140)         (206,316)
                                               ---------------------------------
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                    143,331,961        42,475,361
Reinvestment of Distributions                      1,510,374           182,674
                                               ---------------------------------
                                                 144,842,335        42,658,035
                                               ---------------------------------
Amounts Paid for Repurchases
   of Shares                                   (140,754,802)      (20,569,337)
                                               ---------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                         4,087,533        22,088,698
                                               ---------------------------------
Total Increase in Net Assets                       6,622,117        26,596,931
NET ASSETS
Beginning of Period                               40,071,068        13,474,137
                                               ---------------------------------
End of Period (Including
   Accumulated Undistributed
   Net Investment Income
   of $4,778 and $2,309,
   respectively)                                  46,693,185        40,071,068
                                               =================================

FUND SHARE TRANSACTIONS
Shares Sold                                       11,466,923         3,982,583
Shares Issued from Reinvestment
   of Distributions                                  122,792            16,914
                                               ---------------------------------
                                                  11,589,715         3,999,497

Shares Repurchased                              (11,162,000)       (1,977,122)
                                               ---------------------------------
Net Increase in Fund Shares                          427,715         2,022,375
                                               =================================

See Notes to Financial Statements

INVESCO Diversified Funds, Inc. -- Small Company Fund
Notes to Financial Statements
NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Diversified Funds, Inc. (the "Fund"), was incorporated in Maryland on April 2, 1993, and presently consists of the Small Company Fund. The investment objective of the Fund is to seek long-term capital growth. The Fund is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.
     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilites and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price in the market where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.
         If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith by the Fund's board of directors.
         Short-term   securities   are  stated  at   amortized   cost  (which
    approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.
B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex dividend date. Interest income, which may be comprised of stated coupon rate, market discount and original issue discount, is recorded on the accrual basis. Cost is determined on the specific identification basis.
C. FEDERAL AND STATE TAXES -- The Fund has complied and continues to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.
         Dividends  paid  by  the  Fund  from  net   investment   income  and
    distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended July 31, 1996,

    24.74% qualified for the dividends received deduction available to the Fund's corporate shareholders.
D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by captital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for nontaxable dividends, net operating losses and expired capital loss carryforwards. As of July 31, 1996, there were no such differences.
E. EXPENSES -- Under an agreement between the Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Similarly, Other Expenses, which include Pricing Expenses, are reduced by credits earned by the Fund from security brokerage transactions under certain broker/service arrangements with third parties. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.
         For the year ended July 31, 1996, Fees and Expenses Paid Indirectly consisted of $2,080 included in Custodian Fees and Expenses and $6,206 included in Other Expenses.

NOTE 2 -- INVESTMENT  ADVISORY AND OTHER  AGREEMENTS.  INVESCO Funds Group,
Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.75% of average net assets.
     In accordance with a Sub-Advisory Agreement between IFG and INVESCO Management & Research, Inc. ("IMR"), an affiliate of IFG, investment decisions of the Fund are made by IMR. Fees for such sub-advisory services are paid by IFG.
     In accordance with an Administrative Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.015% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.
     IFG received a transfer agent fee at an annual rate of $14.00 per shareholder account, or per participant in an omnibus account through April 30, 1996. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month. As of May 1, 1996, the transfer agent fee became $20.00 per shareholder account or, where applicable, per participant in an omnibus account, per year, computed in a manner similar to the previous fee.
     IFG and IMR have voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by the Fund.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year ended July 31, 1996, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $88,678,808 and $80,714,261, respectively.
     There were no purchases or sales of U.S. Government Securities.
NOTE 4 -- APPRECIATION AND DEPRECIATION. At July 31, 1996, the gross appreciation of securities in which there was an excess of value over tax cost amounted to $4,206,129 and the gross depreciation of securities in which there was an excess of tax cost over value amounted to $3,720,843, resulting in net appreciation of $485,286.
NOTE 5 -- TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG or IMR.
     The Fund has adopted an unfunded deferred compensation plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan were based on an annual rate equal to 25% of the retainer fee at the time of retirement. As of July 1, 1996, benefits are based on an annual rate of 40% of the retainer fee at the time of retirement.
     Pension expenses for the year ended July 31, 1996, included in Directors' Fees and Expenses in the Statement of Operations were $380. Unfunded accrued pension costs of $196 and pension liability of $886 are included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities.
NOTE 6 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the Net Assets at Value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. For the year ended July 31, 1996, there were no such borrowings.

INVESCO Diversified Funds, Inc. - Small Company Fund
Financial Highlights
(For a Fund Share Outstanding Throughout Each Period)

                                                                        Period
                                                                         Ended
                                        Year Ended July 31             July 31
                                    --------------------------   -------------
                                      1996              1995             1994^

PER SHARE DATA
Net Asset Value -
   Beginning of Period              $11.77             $9.76            $10.00
                                    --------------------------   -------------
INCOME FROM INVESTMENT
   OPERATIONS
Net Investment Income                 0.08              0.05              0.06
Net Gains or (Losses)
   on Securities (Both
   Realized and Unrealized)           0.68              2.05            (0.28)
                                    --------------------------   -------------
Total from Investment
   Operations                         0.76              2.10            (0.22)
                                    --------------------------   -------------
LESS DISTRIBUTIONS
Dividends from Net
   Investment Income                  0.08              0.09              0.02
Distributions from
   Capital Gains                      0.26              0.00              0.00
                                    --------------------------   -------------
Total Distributions                   0.34              0.09              0.02
                                    --------------------------   -------------
Net Asset Value -
   End of Period                     12.19             11.77              9.76
                                    ==========================   =============
TOTAL RETURN                         6.47%            21.64%          (2.21%)*

RATIOS
Net Assets - End of
   Period ($000 Omitted)            46,693            40,071            13,474
Ratio of Expenses to
   Average Net Assets#              1.09%@             1.00%            1.00%~
Ratio of Net Investment
   Income to Average
   Net Assets#                       0.61%             0.84%            1.20%~
Portfolio Turnover Rate               156%               73%              55%*


^ From December 1, 1993, commencement of operations, to July 31, 1994.

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
representative of a full year.

# Various expenses of the Fund were voluntarily absorbed by IFG for the years ended July 31, 1996, 1995 and for the period ended July 31, 1994. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.09%, 1.32% and 1.64% (annualized), respectively, and ratio of net investment income to average net assets would have been 0.61%, 0.52% and 0.56% (annualized), respectively.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

~ Annualized

Report of Independent Accountants


To the Board of Directors and Shareholders of INVESCO Diversified Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Small Company Fund (constituting INVESCO Diversified Funds, Inc., hereafter referred to as the "Fund") at July 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1996 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.




Price Waterhouse LLP

/s/ Price Waterhouse LLP
------------------------
Denver, Colorado
August 30, 1996

                                 FAMILY OF FUNDS

                                                                       Newspaper
Fund Name                         Fund Code       Ticker Symbol     Abbreviation
--------------------------------------------------------------------------------
International
Latin American Growth                 34               IVSLX           LatinAmGr
European Small Company                37               IVECX           EuroSmCo
European                              56               FEURX             Europ
Pacific Basin                         54               FPBSX             PcBas
International Growth                  49               FSIGX            IntlGr
Asian Growth                          41               IVAGX            AsianGr
--------------------------------------------------------------------------------
Sector
Energy                                50               FSTEX             Enrgy
Environmental Services                59               FSEVX            Envirn
Financial Services                    57               FSFSX            FinSvc
Gold                                  51               FGLDX             Gold
Health Sciences                       52               FHLSX            HlthSc
Leisure                               53               FLISX            Leisur
Technology                            55               FTCHX             Tech
Worldwide Capital Goods               38               ISWGX            WldCap
Worldwide Communications              39               ISWCX            WldCom
--------------------------------------------------------------------------------
Growth, Value
Emerging Growth                       60               FIEGX            Emgrth
Value Equity                          46               FSEQX             ValEq
Small Company                         74               IDSCX            DivSmCo
Dynamics                              20               FIDYX             Dynm
Growth                                10               FLRFX             Grwth
--------------------------------------------------------------------------------
Equity-Income
Industrial Income                     15               FIIIX            IndInc
Utilities                             58               FSTUX             Util
--------------------------------------------------------------------------------
Balanced/Multiple-Asset
Multi-Asset Allocation                70               IMAAX           MulAstAl
Balanced                              71               IMABX              Bal
Total Return                          48               FSFLX            TotRtn
--------------------------------------------------------------------------------
Bond
High Yield                            31               FHYPX             HiYld
Select Income                         30               FBDSX            SelInc
U.S. Government Securities            32               FBDGX             USGvt
Intermediate Government Bond          47               FIGBX            IntGov
Short-Term Bond                       33               INIBX            ShTrBd
--------------------------------------------------------------------------------
Tax-Exempt
Tax-Free Long-Term Bond               35               FTIFX             TxFre
Tax-Free Intermediate Bond            36                 *                 *
--------------------------------------------------------------------------------
Money Market
Tax-Free Money Fund                   40               FFRXX              N/A
Cash Reserves                         25               FDSXX              N/A
U.S. Government Money Fund            44               FUGXX              N/A

* This fund does not meet size requirements to be assigned a ticker symbol in newspaper listings.

For more information about any of the INVESCO Funds, including management fees and expenses, please call us at 1-800-525-8085 for a prospectus. Read it carefully before you invest or send money.

INVESCO FUNDS

To receive general information and prospectuses on any of INVESCO's funds or retirement plans, or to obtain current account or price information, call toll-free: 1-800-424-8085

To reach PAL(R), your 24-hour Personal Account
Line, call:  1-800-424-8085

Or write to:
INVESCO Funds Group, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado  80217-3706

Find us on the World Wide Web:
http://www.invesco.com

If you're in Denver, please visit one of our convenient Investor Centers:
Cherry Creek, 155-B Fillmore Street;
Denver Tech Center,
7800 East Union Avenue, Lobby Level

This information must be preceded or
accompanied by an effective prospectus.